BUSINESS ACQUISITION - Summary Of Purchase Price Allocation (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 331	$ 45	¥ 331